Supplementary Oil And Gas Information (Unaudited) - Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves 1 [Roll Forward]
Sales of crude oil and natural gas produced, net of production costs	$ (17,672)	$ (18,174)	$ (23,242)
Net changes in sales prices and production costs	(11,189)	(47,145)	79,291
Extensions, discoveries and improved recovery	2,576	8,196	6,198
Changes in estimated future development costs	(2,101)	(1,511)	(3,640)
Purchases of proved reserves in place	15,463	0	5,745
Sales of proved reserves in place	(63)	(47)	0
Revisions of previous reserve estimates	(485)	6,647	(9,956)
Accretion of discount	14,059	17,769	10,712
Changes in production timing and other	2,507	(2,831)	5,463
Net change in income taxes	327	8,834	(16,357)
Net change	3,422	(28,262)	54,214
Balance - beginning of year	108,736	136,998	82,784
Balance - end of year	$ 112,158	$ 108,736	$ 136,998